Filed under Rule 497(k) Registration No. 002-83631

VALIC COMPANY I

Supplement to the Summary Prospectus dated October 1, 2014,

as supplemented to date

Value Fund

In the section titled “FUND SUMMARY” under the heading “Investment Adviser,” the portfolio manager disclosure for Wellington is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Karen H. Grimes, CFA	2011	Senior Managing Director and Equity Portfolio Manager

Please retain this supplement for future reference.

  Date: February 19, 2015